Significant Events	3 Months Ended
Sep. 30, 2012
Interim Reporting:
Quarterly Financial Information

NOTE 3 - SIGNIFICANT EVENTS

Issuances of Common Stock

On February 12, 2012 the Company issued 7,500 shares of its common stock to a consultant for services valued at $1.22 per share. On February 23, 2012 the Company issued 11,111 shares of common stock  for the cancellation of 20,000 previously issued options. On March 17, 2012 the Company issued 9,125 shares to an executive officer for services valued at $1.37 per share. On March 17, 2012 the Company issued 6,000 shares  upon the exercise of warrants per the terms of the employment agreement. On March 24, 2012 the sellers of Xnergy, Inc. returned for cancellation 877,364 shares of common stock for the cancellation of the $2,632,192 stock subscription receivable. On April 16, 2012, the Company issued 65,217 shares of its common in exchange for 6,000 shares of its series A preferred stock and accrued dividends of $7,195. The Company also issued 29,678 shares of its common stock for services valued at $41,135. On April 25, 2012, the Company issued 509,533 shares of its common stock as partial settlement of a note payable in the amount of $677,475. On May 4, 2012 the Company received and cancelled 84,180 shares of its common stock upon the cashless exercise of warrants whereby it simultaneously issued 100,000 shares of its common stock. On May 7, 2012 the Company issued 90,000 shares of its common stock for services valued at $117,900. On May 16, 2012 the Company issued 40,000 shares of its common stock for services valued at $48,000. On May 18, 2012 the Company issued 16,000 shares  upon the exercise of warrants per the terms of the employment agreement. On July 19, 2012 the Company issued 5,000 shares  upon the exercise of warrants per the terms of the employment agreement. On July 20, 2012 the Company issued 12,000 shares  upon the exercise of warrants per the terms of the employment agreement. On July 30, 2012 the Company issued 212,800 shares upon the conversion of 19,000 shares of preferred stock and the related accrued dividends. On August 1, 2012 the Company issued 13,000 shares  upon the exercise of warrants per the terms of the employment agreement. On August 2, 2012 the Company issued 15,457 shares for services valued at $19,354. On August 3, 2012 the Company issued 17,000 shares  upon the exercise of warrants per the terms of the employment agreement. On August 9, 2012 the Company issued 366,529 shares to purchase certain solar projects in the state of Hawaii valued at $486,651. The Company also issued 29,412 shares for services valued at $30,000. On August 15, 2012 the Company received and cancelled 56,903 shares of its common stock upon the cashless exercise of warrants whereby it simultaneously issued 70,000 shares of its common stock. On August 16, 2012 the Company issued 13,627 shares for services valued at $19,623. On August 20, 2012 the Company issued 5,000 shares  upon the exercise of warrants per the terms of the employment agreement. On August 30, 2012 the Company issued 13,000 shares  upon the exercise of warrants per the terms of the employment agreement. On September 10, 2012 the Company issued 13,000 shares  upon the exercise of warrants per the terms of the employment agreement. On September 24, 2012 the Company issued 100,000 shares upon the conversion of 10,000 shares of preferred stock and the related accrued dividends. On September 28, 2012 the Company issued 12,000 shares  upon the exercise of warrants per the terms of the employment agreement.

Issuance of Preferred Stock

During the nine months ended September 30, 2012 the Company issued 97,850 shares of its Series A preferred stock at $10 per share for proceeds of $978,500. Each share of Series A preferred stock is convertible into 10 shares of common stock. Each share not previously converted shall be automatically converted by the Company at $1.00 per share upon the earlier of the fourth anniversary of the date of issuance or upon the Company’s common stock trading at least $2.25 per share for 60 consecutive days. The Series A preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series A preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock.

During the nine months ended September 30, 2012 the Company issued 280,552 shares of its Series B preferred stock at $10 per share for cash proceeds of $1,977,500 and $115,000 of consulting services. The Company also issued 71,302 shares of its Series B preferred stock for $713,020 of debt at $10 per share. Each share of Series B preferred stock is convertible into 10 shares of common stock. Each share not previously converted shall be automatically converted by the Company at $1.00 per share upon the earlier of the fourth anniversary of the date of issuance or upon the Company’s common stock trading at least $3.00 per share for 60 consecutive days. The Series B preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series B preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock.

Notes Payable

During the nine months ended September 30, 2012 the Company received $1,100,000 in proceeds from demand notes payable. The demand notes accrue interest at 12% per annum and are unsecured. The Company also received $100,000 of proceeds from a convertible note payable. The convertible note payable accrues interest at 10% per annum, is unsecured and due by April 30, 2013. The convertible note payable is convertible into shares of the Company’s common stock at a discount of 30% of the 10 day average market price. The Company has valued the beneficial conversion feature (BCF) attached to the convertible note payable using the intrinsic method at $30,000. The Company has recorded $4,725 of additional interest expense due to the amortization of the BCF during the nine months ended September 30, 2012.

Related Party Notes Payable

During the nine months ended September 30, 2012 the Company received $155,000 in proceeds from a demand note payable from a director of the Company. The demand note payable accrues interest at 12% per annum and is unsecured.